STROOCK & STROOCK & LAVAN LLP
180 MAIDEN LANE
NEW YORK, NEW YORK 10038

October 13, 2006

Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549-0404
Attention:    Mr. Keith A. O'Connell, Esq.

Re:	Cohen & Steers Institutional Global Realty Shares, Inc. (the "Fund") File Nos.: 811-09631, 333-89183 Preliminary Proxy Statement on Schedule 14A

Ladies and Gentlemen:

           On behalf of the Fund, transmitted herewith for filing with the Securities and Exchange Commission (the “Commission”), is the Fund’s preliminary proxy statement on Schedule 14A (the “Proxy Statement”), for a special meeting of shareholders of the Fund (the “Special Meeting”).

           The Special Meeting is scheduled to be held at the offices of the Fund, 280 Park Avenue, 10th Floor, New York, New York 10017, on Friday, November 17, 2006, at 10:00 a.m., for the following purposes:

•	to approve a new Subadvisory Agreement between Cohen & Steers Capital Management, Inc. and Houlihan Rovers, S.A.;

•	to approve a Subadvisory Agreement between Cohen & Steers Capital Management, Inc. and Cohen & Steers UK Limited; and

•	to transact such other business as may properly come before the Special Meeting and any adjournment thereof.

           The close of business on October 20, 2006 has been fixed as the record date for the determination of shareholders entitled to notice of, and to vote at, the Special Meeting and any adjournment thereof. The Fund will file a definitive version of the Proxy Statement with the Commission prior to mailing the Proxy Statement to shareholders. The Proxy Statement will be mailed to shareholders of record on or about October 30, 2006. The Fund is not aware of any other business to be presented at the Special Meeting.

         Please direct comments and questions concerning the Proxy Statement to me at 212.806.6141.

Very truly yours, /s/ Janna Manes Janna Manes